PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 7,343	$ 6,982
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	7,279	6,856
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,289	3,034
Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,792	3,600
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	198	222
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 64	$ 126